Share Capital and Capital Surplus	12 Months Ended
Dec. 31, 2017
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Share Capital and Capital Surplus
24.	Share Capital and Capital Surplus

(a) Share capital as of December 31, 2016 and 2017 are as follows:

	2016		2017
	(Share, in Won)
Authorized shares		200,000,000	200,000,000
Par value	￦	5,000	5,000
Issued shares(*1)		87,186,835	87,186,835
Shared capital(*2)	￦	482,403,125,000	482,403,125,000

(*1)	As of December 31, 2017, total shares of ADRs of 36,840,292 outstanding in overseas stock market are equivalent to 9,210,073 of common stock.

(*2)	As of December 31, 2017, the difference between the ending balance of common stock and the par value of issued common stock is ￦46,469 million due to retirement of 9,293,790 treasury stocks.

(b) The changes in issued common stock for the years ended December 31, 2016 and 2017 were as follows:

	2016			2017
	Issued shares	Treasury shares	Number of outstanding shares	Issued shares	Treasury shares	Number of outstanding shares
	(share)
Beginning	87,186,835	(7,191,187)	79,995,648	87,186,835	(7,189,170)	79,997,665
Disposal of treasury shares	—	2,017	2,017	—	1,939	1,939
Ending	87,186,835	(7,189,170)	79,997,665	87,186,835	(7,187,231)	79,999,604

(c) Capital surplus as of December 31, 2016 and 2017 are as follows:

	2016		2017
	(in millions of Won)
Share premium	￦	463,825	463,825
Gain on disposal of treasury shares		783,788	783,914
Other capital deficit		159,634	174,282

	￦	1,407,247	1,422,021

(d) During the year ended December 31, 2017, POSCO ENERGY CO., LTD., a subsidiary of the Company, issued redeemable convertible preferred shares which are classified as non-controlling interests in the consolidated financial statements. The details of redeemable convertible preferred shares as of December 31, 2017 are as follows:

Redeemable Convertible Preferred Shares
(Share, in Won)
Issue date	February 25, 2017

Number of shares issued	8,643,193 shares

Price per share	￦28,346

Voting rights	No voting rights for 3 years from issue date

Dividend rights	Comparative, Non-participating · Minimum dividend rate for 1~3 years: 3.98% · Minimum dividend rate after 4 years: Comparative rate + Issuance spread + 2%
Details about Redemption	Issuer can demand redemption of all or part of redeemable convertible preferred shares every year after the issue date, for a period of 10 years from the issue date.

Details about Conversion	Stockholders of redeemable convertible preferred shares can convert them to common shares from 3 years after the issue date to the end of the redemption period (10 years). Conversion price is equal to issue price, which could be adjusted according to anti-dilution clause.

Redeemable convertible preferred stocks are classified as non-controlling interests in the consolidated financial statements since the issuer has a redemption right and can control the circumstances in which the entity can settle with a variable quantity of equity instruments.